SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2025	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Description of translation rates	the exception of equity, on June 30, 2025 and 2024 were translated at RMB7.1636 to $1.00 and RMB7.2672 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive (loss) income and cash flows for the years ended June 30, 2025, 2024 and 2023 were RMB7.2143 to $1.00, RMB7.2248 to $1.00 and RMB6.9536 to $1.00, respectively
Impairment of Long-Lived Assets to be Disposed of			$ 0
Deferred revenue			384,532		$ 98,386
Employee social benefits	$ 126,894	112,387	$ 103,570
Uncertain tax positions	$ 0	$ 0
Selling Products [Member]
Property, Plant and Equipment [Line Items]
Value added tax rate	13.00%	13.00%	13.00%
Service Income [Member]
Property, Plant and Equipment [Line Items]
Value added tax rate	6.00%	6.00%	6.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful life	14 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful life	17 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful life				20 years